                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Sandler Capital Management
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Sandler
Title:   Managing Director
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ Andrew Sandler      New York, New York     5/25 /01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          7

Form 13F Information Table Entry Total:     88

Form 13F Information Table Value Total:     $455,406
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1.        28-2461                  John Kornreich
         2.        28-                      David Lee
         3.        28-4506                  Michael Marocco
         4.        28-4508                  Andrew Sandler
         5.        28-1951                  Harvey Sandler
         6.        28-                      Douglas Schimmel
         7.        28-                      Hannah Stone

         [Repeat as necessary.]


















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

                                                   Form 13F INFORMATION TABLE
                                                         March 31, 1999

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


Ackerley Comm Inc     COM          004527107      238      14,000  SH         SOLE         1-7        14,000  0    0
Adelphia Comm Corp    COM          006848105    2,016      32,000  SH         SOLE         1-7        32,000  0    0
AH Belo Corp.         COM          080555105    1,256      68,800  SH         SOLE         1-7        68,800  0    0
Airtouch Comm Pfd B   COM          00949T209    6,692      85,727  SH         SOLE         1-7        85,727  0    0
Airtouch Comm Pfd C   COM          00949T308    7,332      55,414  SH         SOLE         1-7        55,414  0    0
Alliance
  Semiconductor Inc   COM          01877H100      225      90,000  SH         SOLE         1-7        90,000  0    0
AMC Entmt Inc         COM          001669100    2,884     187,560  SH         SOLE         1-7       187,560  0    0
America Online Inc    COM          02364J104      735       5,000  SH         SOLE         1-7         5,000  0    0
Arch Comm Group Inc   COM          039381108      663     482,000  SH         SOLE         1-7       482,000  0    0
Assoc Group Cl B      COM          045651205   12,227     252,100  SH         SOLE         1-7       252,100  0    0
AT&T Corp. Liberty
  Media Group         COM          001957208   19,974     379,790  SH         SOLE         1-7       379,790  0    0
AT&T Liberty Media
  Cl B                COM          001957307   22,797     424,139  SH         SOLE         1-7       424,139  0    0
Bank One Corp.        COM          06423A103    1,652      30,000  SH         SOLE         1-7        30,000  0    0
BankAmerica Corp.     COM          06605F102    1,766      25,000  SH         SOLE         1-7        25,000  0    0
Big Flower
  Holdings Inc.       COM          089159107    1,556      50,000  SH         SOLE         1-7        50,000  0    0
Cambridge Technology
  Partners Inc        COM          132524109    1,596     115,000  SH         SOLE         1-7       115,000  0    0
Capstar Broadcasting
  Corp.               COM          14067G105    1,147      50,000  SH         SOLE         1-7        50,000  0    0
Carmike Cinemas       COM          143436103      542      30,000  SH         SOLE         1-7        30,000  0    0
Catalina Marketing
  Corp.               COM          148867104   10,885     126,750  SH         SOLE         1-7       126,750  0    0
CDnow Inc.            COM          125086108    2,822     175,000  SH         SOLE         1-7       175,000  0    0
Century Comm Corp.    COM          156503104    5,746     123,750  SH         SOLE         1-7       123,750  0    0
Chancellor Media      COM          158915108   14,401     305,600  SH         SOLE         1-7       305,600  0    0
Ciena Corporation     COM          171779101      225      10,000  SH         SOLE         1-7        10,000  0    0
Cisco Systems         COM          17275R102    1,096      10,000  SH         SOLE         1-7        10,000  0    0
Citizens Utilities    COM          177342201      775     100,000  SH         SOLE         1-7       100,000  0    0
Cumulus Media         COM          231082108      881      75,000  SH         SOLE         1-7        75,000  0    0
Delta Airlines        COM          247361108    2,780      40,000  SH         SOLE         1-7        40,000  0    0
Earthlink Network Inc COM          270322100    1,500      25,000  SH         SOLE         1-7        25,000  0    0
Electronic Arts Inc   COM          285512109      475      10,000  SH         SOLE         1-7        10,000  0    0



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

Emmis Broadcasting
  Corp                COM          291525103    1,000      20,000  SH         SOLE         1-7        20,000  0    0
Enterprise Software
  Inc.                COM          29379K107      750     112,150  SH         SOLE         1-7       112,150  0    0
Exodus Communications COM          302088109      538       4,000  SH         SOLE         1-7         4,000  0    0
Fannie Mae            COM          313586109    1,731      25,000  SH         SOLE         1-7        25,000  0    0
Fore Systems Inc      COM          345449102    1,607      85,000  SH         SOLE         1-7        85,000  0    0
Fox Entertainment
  Group               COM          35138T107    5,018     185,000  SH         SOLE         1-7       185,000  0    0
Gartner Group         COM          366651107    6,158     272,950  SH         SOLE         1-7       272,950  0    0
General Instrument
  Corp                COM          370120107    2,501      82,500  SH         SOLE         1-7        82,500  0    0
General Motors        COM          370442105    2,610      30,000  SH         SOLE         1-7        30,000  0    0
Granite Broadcasting
  Corp                COM          387241102    4,783     722,000  SH         SOLE         1-7       722,000  0    0
Gray Communications
  Systems             COM          389190208    2,006     150,000  SH         SOLE         1-7       150,000  0    0
Honeywell, Inc.       COM          438506107    2,653      35,000  SH         SOLE         1-7        35,000  0    0
International
 Paper Company        COM          460146103    1,688      40,000  SH         SOLE         1-7        40,000  0    0
Intraware Inc.        COM          46118M103      801      20,000  SH         SOLE         1-7        20,000  0    0
Japan Equity Fund     COM          471057109      521      60,400  SH         SOLE         1-7        60,400  0    0
Jones Intercable      COM          480206101    7,464     186,600  SH         SOLE         1-7       186,600  0    0
Jones Intercable A    COM          480206200    7,508     190,400  SH         SOLE         1-7       190,400  0    0
Knight Ridder Inc     COM          499040103    4,500      90,000  SH         SOLE         1-7        90,000  0    0
Kushner Locke Co.     COM          501337406    1,085      70,000  SH         SOLE         1-7        70,000  0    0
Lennar Corp.          COM          526057104      895      40,000  SH         SOLE         1-7        40,000  0    0
Matav-Cable Sys       COM          576561104    8,588     312,300  SH         SOLE         1-7       312,300  0    0
McClatchy Co.
  Holding Co.         COM          579489105      587      17,500  SH         SOLE         1-7        17,500  0    0
MediaOne Group        COM          58440J104    8,468     133,500  SH         SOLE         1-7       133,500  0    0
Metrocall Inc         COM          591647102       32      10,400  SH         SOLE         1-7        10,400  0    0
Millicom Intl
  Cellular S A        COM          L6388F102    3,198     123,000  SH         SOLE         1-7       123,000  0    0
News Corp Prf'd       COM          652487802   20,270     737,100  SH         SOLE         1-7       737,100  0    0
Nextel Comm Inc       COM          65332V103    8,314     227,000  SH         SOLE         1-7       227,000  0    0
Northeast Optic
  Network, Inc.       COM          664334109    1,059      75,000  SH         SOLE         1-7        75,000  0    0
NTL  Inc.             COM          629407107    5,249      64,504  SH         SOLE         1-7        64,504  0    0
OnHealth Network Co.  COM          68272W107      341      25,000  SH         SOLE         1-7        25,000  0    0
Panamsat Corp         COM          697933109      150      20,000  SH         SOLE         1-7        20,000  0    0
Paxson Communications
  Corp.               COM          704231109      343      40,000  SH         SOLE         1-7        40,000  0    0
Pegasus Communications
  Corp                COM          705904100      840      30,000  SH         SOLE         1-7        30,000  0    0
Price Comm Corp       COM          741437305   16,762   1,506,631  SH         SOLE         1-7     1,506,631  0    0
Priceline.com
  Incorporated        COM          741503106      829      10,000  SH         SOLE         1-7        10,000  0    0





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

Prime Hospitality
  Corp                COM          741917108    2,617     263,300  SH         SOLE         1-7       263,300  0    0
Quantum Corp          COM          747906105    1,494      83,000  SH         SOLE         1-7        83,000  0    0
Rights/Arch
  Communications      RIGHTS       039381991        0     798,543  SH         SOLE         1-7       798,543  0    0
Rogers Communications
  Inc.                COM          775109200    3,625     200,000  SH         SOLE         1-7       200,000  0    0
Small World Wide      COM          83168P108    2,852     475,300  SH         SOLE         1-7       475,300  0    0
Sothebys Holdings Inc COM          835898107    5,704     176,200  SH         SOLE         1-7       176,200  0    0
Starwood Lodging
  Trust               COM          85590A203    4,998     175,000  SH         SOLE         1-7       175,000  0    0
TCI Prfr'd            COM          87924V309      866       8,700  SH         SOLE         1-7         8,700  0    0
TCI Satellite Cl B    COM          872298203      113      90,765  SH         SOLE         1-7        90,765  0    0
Telephone & Data Sys  COM          879433100   47,206     837,350  SH         SOLE         1-7       837,350  0    0
Telewest Comm PLC     COM          879991206    3,938   1,310,911  SH         SOLE         1-7     1,310,911  0    0
Telewest PLC          COM          87956P105   10,859     247,499  SH         SOLE         1-7       247,499  0    0
The Learning Co Inc   COM          522008101   11,330     390,700  SH         SOLE         1-7       390,700  0    0
Tribune Co.           COM          896047107    3,272      50,000  SH         SOLE         1-7        50,000  0    0
True North
  Communications      COM          897844106    7,076     252,700  SH         SOLE         1-7       252,700  0    0
U S Cellular Corp     COM          911684108   57,002   1,295,500  SH         SOLE         1-7     1,295,500  0    0
UnitedGlobalCom Inc.  COM          913247508    4,180      96,100  SH         SOLE         1-7        96,100  0    0
Univision
  Communications Inc. COM          914906102   18,000     360,000  SH         SOLE         1-7       360,000  0    0
Verisign, Inc.        COM          92343E102    1,232       8,000  SH         SOLE         1-7         8,000  0    0
Verizon
  Communications      COM          92343V104    1,887      36,500  SH         SOLE         1-7        36,500  0    0
Video Services Corp   COM          92656U107    2,338   1,020,000  SH         SOLE         1-7     1,020,000  0    0
Vodafone Ord          COM          000719210    4,007     216,000  SH         SOLE         1-7       216,000  0    0
Washington Post
  Company             COM          939640108      521       1,000  SH         SOLE         1-7         1,000  0    0
World Color
  Press Inc.          COM          981443104    2,560     120,500  SH         SOLE         1-7       120,500  0    0

Total                                        $455,406
                                          [thousands]
















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